Patents, net	12 Months Ended
Dec. 31, 2021
Patents, net
Patents, Net

3. Intangible assets, net

Intangible assets are stated at cost less accumulated amortization and consist of the following at December 31, 2021 and 2020:

	December 31,
	2021	2020
Patents and technology	$39,371,317	$245,898
Less: accumulated amortization	(2,042,126)	(65,270)
Patents and technology, net	$37,329,191	$180,628

Amortization expense amounted to $2,000,302 for the year ended December 31, 2021 and $12,878 for the year ended December 31, 2020 respectively, and is included in R&D, selling, general and administrative expenses.

Patents were $37,329,191 and $180,628 as of December 31, 2021 and 2020 respectively. We acquired intellectual properties related to VOC and COVID-19 technologies from Ainos KY pursuant to a Securities Purchase Agreement dated December 24, 2020, by and between the Company (under its former name “Amarillo Biosciences, Inc.”) and Ainos KY (the “Securities Purchase Agreement”) and the Asset Purchase Agreement.

Estimated future amortization expense is as follows:

2022	4,522,141
2023	4,522,141
2024	4,534,493
2025	4,522,141
2026	4,521,973
Thereafter	14,706,301
Total expense	$37,329,191